Other Liabilities (Non-Current) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Other Liabilities Noncurrent [Line Items]
Deferred tax liabilities	$ 3,327
Capital lease obligations	254	604
Accrued rent	435	122
Total	$ 4,016	$ 726